Document and Entity Information	May. 23, 2016
Prospectus:
Document Type	497
Document Period End Date	May 23, 2016
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	May 23, 2016
Document Effective Date	May 23, 2016
Prospectus Date	May 01, 2016
LoCorr Market Trend Fund | Class A
Prospectus:
Trading Symbol	LOTAX
LoCorr Market Trend Fund | Class C
Prospectus:
Trading Symbol	LOTCX
LoCorr Market Trend Fund | Class I
Prospectus:
Trading Symbol	LOTIX